Fair value measurement (Tables)	9 Months Ended
Jul. 31, 2020
Statement [LineItems]
Summary of Fair Value of Financial Instruments
Fair value of financial instruments

	Carrying value
$ millions, as at July 31, 2020	Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
Financial assets
Cash and deposits with banks	$67,941	$481	$–	$–	$68,422	$68,422	$–
Securities	30,002	60,365	460	53,517	144,344	144,939	595
Cash collateral on securities borrowed	7,212	–	–	–	7,212	7,212	–
Securities purchased under resale agreements	49,560	5,288	–	–	54,848	54,848	–
Loans
Residential mortgages	216,136	32	–	–	216,168	218,610	2,442
Personal	40,901	–	–	–	40,901	40,970	69
Credit card	10,785	–	–	–	10,785	10,785	–
Business and government	113,962	22,820	132	–	136,914	137,176	262
Derivative instruments	–	43,476	–	–	43,476	43,476	–
Customers’ liability under acceptances	9,689	–	–	–	9,689	9,689	–
Other assets	16,199	–	–	–	16,199	16,199	–
Financial liabilities
Deposits
Personal	$195,370	$–	$2,039	$–	$197,409	$197,634	$225
Business and government	302,357	–	9,271	–	311,628	312,422	794
Bank	16,405	–	–	–	16,405	16,405	–
Secured borrowings	40,254	–	439	–	40,693	41,088	395
Derivative instruments	–	42,875	–	–	42,875	42,875	–
Acceptances	9,802	–	–	–	9,802	9,802	–
Obligations related to securities sold short	–	16,226	–	–	16,226	16,226	–
Cash collateral on securities lent	1,564	–	–	–	1,564	1,564	–
Obligations related to securities sold under repurchase agreements (1)	46,316	–	18,659	–	64,975	64,975	–
Other liabilities	14,736	141	4	–	14,881	14,881	–
Subordinated indebtedness	5,822	–	–	–	5,822	6,094	272

	Carrying value
$ millions, as at October 31, 2019	Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
Financial assets
Cash and deposits with banks	$16,720	$639	$–	$–	$17,359	$17,359	$–
Securities	20,115	53,984	413	46,798	121,310	121,453	143
Cash collateral on securities borrowed	3,664	–	–	–	3,664	3,664	–
Securities purchased under resale agreements	50,913	5,198	–	–	56,111	56,111	–
Loans
Residential mortgages	208,381	60	–	–	208,441	208,693	252
Personal	43,098	–	–	–	43,098	43,120	22
Credit card	12,335	–	–	–	12,335	12,335	–
Business and government	103,885	21,182	–	–	125,067	125,160	93
Derivative instruments	–	23,895	–	–	23,895	23,895	–
Customers’ liability under acceptances	9,167	–	–	–	9,167	9,167	–
Other assets	13,829	–	–	–	13,829	13,829	–
Financial liabilities
Deposits
Personal	$176,340	$–	$1,751	$–	$178,091	$178,046	$(45)
Business and government	248,367	–	9,135	–	257,502	257,872	370
Bank	11,224	–	–	–	11,224	11,224	–
Secured borrowings	38,680	–	215	–	38,895	39,223	328
Derivative instruments	–	25,113	–	–	25,113	25,113	–
Acceptances	9,188	–	–	–	9,188	9,188	–
Obligations related to securities sold short	–	15,635	–	–	15,635	15,635	–
Cash collateral on securities lent	1,822	–	–	–	1,822	1,822	–
Obligations related to securities sold under repurchase agreements	51,801	–	–	–	51,801	51,801	–
Other liabilities	14,066	114	12	–	14,192	14,192	–
Subordinated indebtedness	4,684	–	–	–	4,684	4,925	241
(1)	Includes obligations related to securities sold under repurchase agreements supported by bearer deposit notes that are pledged as collateral under the Bank of Canada Term Repo Facility.

Changes in Fair Value of Financial Assets and Liabilities in Level 3	The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable
market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)		Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3
$ millions, for the three months ended	Opening balance	Realized (2)	Unrealized (2)(3)				Purchases/ Issuances	Sales/ Settlements	Closing balance
Jul. 31, 2020
Securities mandatorily measured at FVTPL
Corporate equity	$7	$–	$–	$–	$–	$–	$–	$–	$7
Corporate debt	25	–	1	–	–	–	–	–	26
Mortgage- and asset-backed	278	–	–	–	–	–	–	(141)	137
Loans mandatorily measured and designated at FVTPL
Business and government	918	–	–	(16)	–	–	452	(485)	869
Debt securities measured at FVOCI
Corporate debt	18	–	–	–	–	–	–	(18)	–
Equity securities designated at FVOCI
Corporate equity	243	–	22	–	–	–	10	–	275
Derivative instruments
Interest rate	76	–	(4)	–	–	–	3	(34)	41
Credit	105	(1)	(4)	–	–	–	–	–	100
Equity	221	–	16	–	–	–	8	–	245
Total assets	$1,891	$(1)	$31	$(16)	$–	$–	$473	$(678)	$1,700
Deposits and other liabilities (5)	$157	$–	$(97)	$–	$(1)	$(30)	$(20)	$6	$15
Derivative instruments
Interest rate	–	–	(7)	–	–	–	–	2	(5)
Credit	(113)	1	4	–	–	–	–	–	(108)
Equity	(111)	–	(33)	–	–	–	(21)	9	(156)
Total liabilities	$(67)	$1	$(133)	$–	$(1)	$(30)	$(41)	$17	$(254)
Apr. 30, 2020
Securities mandatorily measured at FVTPL
Corporate equity	$14	$–	$(7)	$–	$–	$–	$–	$–	$7
Corporate debt	23	–	2	–	–	–	–	–	25
Mortgage- and asset-backed	160	–	–	–	–	–	118	–	278
Loans mandatorily measured and designated at FVTPL
Business and government	506	–	–	17	–	–	574	(179)	918
Debt securities measured at FVOCI
Corporate debt	23	–	–	(6)	–	–	1	–	18
Equity securities designated at FVOCI
Corporate equity	283	–	–	(44)	–	–	10	(6)	243
Derivative instruments
Interest rate	47	–	21	–	–	–	–	8	76
Credit	104	(4)	5	–	–	–	–	–	105
Equity	266	–	(36)	–	–	–	1	(10)	221
Total assets	$1,426	$(4)	$(15)	$(33)	$–	$–	$704	$(187)	$1,891
Deposits and other liabilities (5)	$(647)	$–	$679	$–	$(6)	$29	$53	$49	$157
Derivative instruments
Interest rate	–	–	–	–	–	–	–	–	–
Credit	(112)	4	(5)	–	–	–	–	–	(113)
Equity	(121)	–	34	–	–	–	(29)	5	(111)
Total liabilities	$(880)	$4	$708	$–	$(6)	$29	$24	$54	$(67)
Jul. 31, 2019
Securities mandatorily measured at FVTPL
Corporate equity	$7	$–	$(1)	$–	$–	$–	$–	$–	$6
Corporate debt	24	–	(1)	–	–	–	–	–	23
Mortgage- and asset-backed	246	–	–	–	–	–	–	(45)	201
Loans mandatorily measured at FVTPL
Business and government	934	–	–	(14)	–	–	34	(29)	925
Equity securities designated at FVOCI
Corporate equity	296	–	–	(7)	–	–	23	(25)	287
Derivative instruments
Interest rate	25	–	26	–	–	–	1	(12)	40
Credit	114	(7)	(3)	–	–	–	–	–	104
Equity	273	–	(39)	–	–	(6)	4	(5)	227
Total assets	$1,919	$(7)	$(18)	$(21)	$–	$(6)	$62	$(116)	$1,813
Deposits and other liabilities (5)	$(593)	$–	$65	$–	$(44)	$25	$(51)	$47	$(551)
Derivative instruments
Interest rate	(17)	–	15	–	–	–	–	(11)	(13)
Credit	(124)	7	3	–	–	–	–	1	(113)
Equity	(167)	–	(4)	–	–	24	(5)	12	(140)
Total liabilities	$(901)	$7	$79	$–	$(44)	$49	$(56)	$49	$(817)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $140 million (April 30, 2020: $146 million; July 31, 2019: $120 million) and net bifurcated embedded derivative assets of $155 million (April 30, 2020: $303 million and net bifurcated embedded derivative liabilities of $431 million as at July 31, 2019).

		Net gains (losses) included in income (1)		Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3
$ millions, for the nine months ended	Opening balance	Realized (2)	Unrealized (2)(3)				Purchases/ Issuances	Sales/ Settlements	Closing balance
Jul. 31, 2020
Securities mandatorily measured at FVTPL
Corporate equity	$7	$–	$(7)	$–	$7	$–	$–	$–	$7
Corporate debt	23	–	3	–	–	–	–	–	26
Mortgage- and asset-backed	173	–	–	–	–	–	118	(154)	137
Loans mandatorily measured and designated at FVTPL
Business and government	831	–	–	5	–	–	1,026	(993)	869
Debt securities measured at FVOCI
Corporate debt	–	–	–	(3)	20	–	1	(18)	–
Equity securities designated at FVOCI
Corporate equity	291	–	22	5	–	–	30	(73)	275
Derivative instruments
Interest rate	56	–	20	–	–	–	4	(39)	41
Credit	104	(6)	2	–	–	–	–	–	100
Equity	252	–	(8)	–	–	–	53	(52)	245
Total assets	$1,737	$(6)	$32	$7	$27	$–	$1,232	$(1,329)	$1,700
Deposits and other liabilities (5)	$(601)	$–	$530	$–	$(44)	$30	$(69)	$169	$15
Derivative instruments
Interest rate	(1)	–	(9)	–	–	–	–	5	(5)
Credit	(112)	6	(2)	–	–	–	–	–	(108)
Equity	(155)	–	22	–	–	–	(60)	37	(156)
Total liabilities	$(869)	$6	$541	$–	$(44)	$30	$(129)	$211	$(254)
Jul. 31, 2019
Securities mandatorily measured at FVTPL
Corporate equity	$6	$–	$–	$–	$–	$–	$–	$–	$6
Corporate debt	26	–	(3)	–	–	–	–	–	23
Mortgage- and asset-backed	319	–	1	–	–	–	74	(193)	201
Loans mandatorily measured and designated at FVTPL
Business and government	482	–	–	1	–	–	856	(414)	925
Equity securities designated at FVOCI
Corporate equity	285	–	–	(6)	–	–	62	(54)	287
Derivative instruments
Interest rate	–	–	50	–	–	–	2	(12)	40
Credit	115	(9)	(2)	–	–	–	–	–	104
Equity	107	–	–	–	–	(23)	155	(12)	227
Total assets	$1,340	$(9)	$46	$(5)	$–	$(23)	$1,149	$(685)	$1,813
Deposits and other liabilities (5)	$(423)	$–	$(52)	$–	$(65)	$59	$(163)	$93	$(551)
Derivative instruments
Interest rate	(109)	–	124	–	–	–	–	(28)	(13)
Credit	(131)	9	2	–	–	–	–	7	(113)
Equity	(119)	–	(79)	–	–	77	(58)	39	(140)
Total liabilities	$(782)	$9	$(5)	$–	$(65)	$136	$(221)	$111	$(817)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to these assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)	Includes deposits designated at FVTPL of $140 million (July 31, 2019: $120 million) and net bifurcated embedded derivative assets of $155 million (July 31, 2019: liabilities of $431 million).

At fair value [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
The table below presents the level in the fair value hierarchy into which the fair values of financial instruments, that are carried at fair value on the interim consolidated balance sheet, are categorized:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total	Total
$ millions, as at	2020 Jul. 31	2019 Oct. 31	2020 Jul. 31	2019 Oct. 31	2020 Jul. 31	2019 Oct. 31	2020 Jul. 31	2019 Oct. 31
Financial assets
Deposits with banks	$–	$–	$481	$639	$–	$–	$481	$639
Securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	5,960	2,372	21,623 (1)	19,306 (1)	–	–	27,583	21,678
Corporate equity	27,828	25,852	113	684	7	7	27,948	26,543
Corporate debt	–	–	2,638	3,760	26	23	2,664	3,783
Mortgage- and asset-backed	–	–	2,493 (2)	2,220 (2)	137	173	2,630	2,393
	33,788	28,224	26,867	25,970	170	203	60,825	54,397

Loans mandatorily measured and designated at FVTPL
Business and government	–	–	22,083	20,351	869 (3)	831 (3)	22,952	21,182
Residential mortgages	–	–	32	60	–	–	32	60
	–	–	22,115	20,411	869	831	22,984	21,242

Debt securities measured at FVOCI
Government issued or guaranteed	3,407	2,369	40,515	35,460	–	–	43,922	37,829
Corporate debt	–	–	6,160	5,621	–	–	6,160	5,621
Mortgage- and asset-backed	–	–	2,808	2,746	–	–	2,808	2,746
	3,407	2,369	49,483	43,827	–	–	52,890	46,196

Equity securities designated at FVOCI
Corporate equity	53	45	299	266	275	291	627	602

Securities purchased under resale agreements measured at FVTPL	–	–	5,288	5,198	–	–	5,288	5,198
Derivative instruments
Interest rate	6	4	14,420	9,086	41	56	14,467	9,146
Foreign exchange	–	–	20,493	8,939	–	–	20,493	8,939
Credit	–	–	4	1	100	104	104	105
Equity	3,240	2,383	1,716	1,111	245	252	5,201	3,746
Precious metal	–	–	824	356	–	–	824	356
Other commodity	562	383	1,825	1,220	–	–	2,387	1,603
	3,808	2,770	39,282	20,713	386	412	43,476	23,895
Total financial assets	$41,056	$33,408	$143,815	$117,024	$1,700	$1,737	$186,571	$152,169
Financial liabilities
Deposits and other liabilities (4)	$–	$–	$(11,909)	$(10,626)	$15	$(601)	$(11,894)	$(11,227)
Obligations related to securities sold short	(7,786)	(7,258)	(8,440)	(8,377)	–	–	(16,226)	(15,635)
Obligations related to securities sold under repurchase agreements	–	–	(18,659)	–	–	–	(18,659)	–

Derivative instruments
Interest rate	–	–	(11,433)	(8,322)	(5)	(1)	(11,438)	(8,323)
Foreign exchange	–	–	(20,952)	(10,291)	–	–	(20,952)	(10,291)
Credit	–	–	(26)	(19)	(108)	(112)	(134)	(131)
Equity	(3,262)	(1,824)	(3,895)	(2,407)	(156)	(155)	(7,313)	(4,386)
Precious metal	–	–	(852)	(212)	–	–	(852)	(212)
Other commodity	(350)	(300)	(1,836)	(1,470)	–	–	(2,186)	(1,770)
	(3,612)	(2,124)	(38,994)	(22,721)	(269)	(268)	(42,875)	(25,113)
Total financial liabilities	$(11,398)	$(9,382)	$(78,002)	$(41,724)	$(254)	$(869)	$(89,654)	$(51,975)
(1)	Includes $59 million related to securities designated at FVTPL (October 31, 2019: $56 million).
(2)	Includes $401 million related to asset-backed securities designated at FVTPL (October 31, 2019: $357 million).
(3)	Includes $132 million related to loans designated at FVTPL (October 31, 2019: nil).
(4)
Comprises deposits designated at FVTPL of $12,106 million (October 31, 2019: $10,458 million), net bifurcated embedded derivative assets of $357 million (net bifurcated embedded derivative liabilities of $643 million as at October 31, 2019), other liabilities designated at FVTPL of $4 million (October 31, 2019: $12 million), and other financial liabilities measured at fair value of $141 million (October 31, 2019: $114 million).